Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Revenue and expense recognized for advertising barter transactions

	2011	2010	2009
Net revenues	$7,153	$6,608	$5,642
Direct advertising expenses	$2,766	$2,768	$2,808
General and administrative expenses	$3,524	$3,242	$2,867